SUPPLEMENT TO THE PROSPECTUS,

SUMMARY PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF

WELLS FARGO RETAIL MONEY MARKET FUNDS

Wells Fargo Money Market Fund

(the “Fund”)

Effective on July 6, Class B shares of the Fund will no longer be offered. All references to Class B shares in the Fund’s prospectuses, summary prospectus and SAI will be removed.

May 19, 2017                                                                                                                     MMS057/P1208S2